Basis of Presentation and Principles of Consolidation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. The Company has elected to report its consolidated financial statements in United States dollars (“$” or “US dollars”).

Reclassifications

Certain reclassifications have been made from "Occupancy and other operating expenses" to "Payroll and employee benefits" in the Company's consolidated statements of income (loss), totaling $44,415 and $57,584, to the prior years information to conform to the current year presentation, for the fiscal year ended December, 31, 2015 and 2014, respectively.

According to the Accounting Standard Update 2015-03, debt issuance cost related to a recognized debt liability is required to be presented in the consolidated statements of balance sheet as a direct deduction from the corresponding debt liability rather than as an asset for the fiscal year beginning after December 15, 2015. As a result, certain reclassifications have been made from "Miscellaneous", included within "Non-current asset" amounting to $3,775 to "Current portion of long-term debt" and to "Long-term debt, excluding current portion", included within "Liabilities" in the Company's consolidated balance sheet amounting to $359 and $3,416, respectively.